UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INTERNATIONAL FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
NOVEMBER 30, 2004

[LOGO OF USAA]
   USAA(R)

               USAA INTERNATIONAL Fund

                           [GRAPHIC OF USAA INTERNATIONAL FUND]

               S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                           2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                           5

FINANCIAL INFORMATION

   Portfolio of Investments                                         13

   Notes to Portfolio of Investments                                18

   Financial Statements                                             20

   Notes to Financial Statements                                    23

EXPENSE EXAMPLE                                                     37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                         WE REMAIN COMMITTED TO DELIVERING
                                       QUALITY USAA SERVICE AND PROVIDING YOU
[PHOTO OF CHRISTOPHER W. CLAUS]       WITH A RANGE OF RESOURCES, INCLUDING OUR
                                         MARKET-TESTED PORTFOLIO MANAGEMENT
                                            TEAM AND NO-LOAD MUTUAL FUNDS.

                                                          "

                                                                  December 2004
--------------------------------------------------------------------------------

                 As I write to you in early December, the equity markets have rallied. Several factors are responsible. First, the presidential election is over. Investors are relieved that the uncertainty has ended, the results are not in dispute, and no terrorist attack occurred on U.S. soil. In addition, the U.S. economy is on sound footing. The annual gross domestic product
                 (GDP) - the total value of all the goods and services produced in the country - is expected to be up around 4%, on an inflation-adjusted basis, in 2004 and a moderate yet healthy 3.5% in 2005. In most of America, the housing market remains strong. Inflation is also under control, which has kept long-term interest rates in check.

                 The Federal Reserve Board (the Fed) is expected to continue raising short-term interest rates at a measured pace. In fact, the Fed has announced its intention to move toward a more "neutral" interest-rate position, which should put short-term rates above 3% sometime in 2005. This is good news for money market investors, because as your yields rise, you will be paid more on your cash positions. At the same time, however, interest rates on credit-card debt will also increase. In the months ahead, we expect to see a narrowing of the yield relationship between bonds of different maturities. In other words, the yield curve will "flatten." We do not expect a major increase in long-term interest rates, which the bond market, not the Fed, controls.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2005, the primary drivers of stock market performance will be the growth in corporate earnings, the valuation of those earnings, Fed policy changes, and the level of long-term interest rates. Corporate earnings are expected to improve by about 7%. The dollar is likely to remain weak relative to foreign currencies, making American products more affordable around the world and helping the U.S. GDP. But because foreign governments finance the federal budget deficit, the bond market may push up long-term rates to make U.S. securities more attractive to foreign investors.

                 Whatever lies ahead, we remain committed to delivering quality USAA service and providing you with a range of resources, including our market-tested portfolio management team and no-load mutual funds without excessive fees. On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 Mutual fund operating expenses apply and continue throughout the life of the fund.

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERNATIONAL FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation with current income as a secondary objective.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

--------------------------------------------------------------------------------
                                        11/30/04                5/31/04
--------------------------------------------------------------------------------
Net Assets                           $552.4 Million         $479.5 Million
Net Asset Value Per Share                $22.49                 $20.45

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/04
--------------------------------------------------------------------------------

5/31/04 TO 11/30/04*            1 YEAR            5 YEARS           10 YEARS
      10.03%                    22.13%             2.36%              6.80%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

               CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA           LIPPER           LIPPER
              INTERNATIONAL    INTERNATIONAL    INTERNATIONAL         MSCI-EAFE
                  FUND         FUNDS INDEX     FUNDS AVERAGE           INDEX
              -------------    -------------   --------------         ---------
11/30/1994     $10000.00       $10000.00         $10000.00           $10000.00
12/31/1994       9885.64         9866.59           9911.29            10062.62
 1/31/1995       9212.20         9377.10           9469.82             9676.06
 2/28/1995       9116.90         9374.68           9511.09             9648.29
 3/31/1995       9371.03         9621.29           9802.08            10250.06
 4/30/1995       9764.93         9974.94          10126.25            10635.55
 5/31/1995      10025.41        10073.19          10240.73            10508.77
 6/30/1995      10101.65        10111.44          10270.21            10324.48
 7/31/1995      10620.43        10667.30          10820.59            10967.25
 8/31/1995      10371.67        10487.06          10592.75            10548.88
 9/30/1995      10492.86        10662.46          10775.42            10754.91
10/31/1995      10295.12        10440.47          10571.34            10465.81
11/30/1995      10378.34        10549.49          10684.09            10757.01
12/31/1995      10705.47        10855.44          10993.80            11190.42
 1/31/1996      11058.26        11111.94          11233.98            11236.36
 2/29/1996      11250.69        11159.64          11297.98            11274.34
 3/31/1996      11455.94        11333.98          11490.02            11513.76
 4/30/1996      11962.67        11703.23          11850.83            11848.51
 5/31/1996      12001.16        11690.12          11839.59            11630.47
 6/30/1996      12084.55        11796.62          11923.87            11695.93
 7/31/1996      11505.93        11398.73          11497.22            11354.09
 8/31/1996      11853.60        11547.39          11658.59            11378.97
 9/30/1996      12070.07        11805.54          11920.20            11681.26
10/31/1996      12024.16        11758.65          11879.24            11561.72
11/30/1996      12666.39        12311.77          12422.29            12021.75
12/31/1996      12755.04        12421.69          12492.63            11867.10
 1/31/1997      13161.34        12437.71          12482.76            11451.78
 2/28/1997      13227.94        12662.24          12650.31            11639.09
 3/31/1997      13247.93        12729.32          12688.39            11681.23
 4/30/1997      13334.51        12784.73          12718.36            11743.22
 5/31/1997      14007.23        13505.59          13475.93            12507.39
 6/30/1997      14719.92        14154.17          14106.84            13197.14
 7/31/1997      15189.62        14608.61          14535.55            13410.64
 8/31/1997      14377.86        13555.33          13505.95            12409.08
 9/30/1997      15327.21        14425.29          14368.02            13104.22
10/31/1997      14267.79        13330.30          13309.79            12096.97
11/30/1997      13799.99        13218.45          13210.57            11973.65
12/31/1997      13908.26        13321.99          13332.89            12078.09
 1/31/1998      13908.26        13644.20          13658.34            12630.46
 2/28/1998      14819.57        14510.37          14572.52            13440.90
 3/31/1998      15738.11        15298.39          15346.52            13854.77
 4/30/1998      16106.97        15533.51          15577.02            13964.43
 5/31/1998      15868.29        15564.39          15609.75            13896.65
 6/30/1998      15513.90        15428.30          15488.33            14001.86
 7/31/1998      15438.27        15664.99          15716.01            14143.81
 8/31/1998      12825.30        13411.56          13447.54            12391.55
 9/30/1998      12376.07        12994.11          13001.51            12011.64
10/31/1998      13521.59        13949.58          13982.86            13263.74
11/30/1998      13910.92        14648.31          14704.82            13943.27
12/31/1998      14457.47        15008.77          15151.60            14493.32
 1/31/1999      14659.62        15099.83          15296.23            14450.53
 2/28/1999      14135.53        14711.39          14897.17            14106.13
 3/31/1999      14442.50        15201.04          15422.17            14694.95
 4/30/1999      15221.15        15909.54          16147.21            15290.37
 5/31/1999      14816.85        15318.36          15486.93            14502.93
 6/30/1999      15393.35        16044.79          16279.90            15068.36
 7/31/1999      15944.78        16403.12          16680.12            15516.25
 8/31/1999      16112.14        16532.70          16825.32            15572.91
 9/30/1999      16112.14        16585.79          16882.37            15729.66
10/31/1999      16249.07        17164.63          17514.17            16318.83
11/30/1999      17177.15        18423.55          18791.54            16885.82
12/31/1999      18599.04        20687.15          21050.02            18401.35
 1/31/2000      17869.36        19476.25          19885.24            17232.15
 2/29/2000      18583.18        20761.46          21131.36            17696.04
 3/31/2000      19066.99        20814.96          21204.68            18382.00
 4/30/2000      18139.02        19494.66          19839.05            17414.68
 5/31/2000      17671.07        18959.00          19206.82            16989.35
 6/30/2000      18543.52        19836.77          20054.21            17653.78
 7/31/2000      17915.26        19193.80          19376.58            16913.65
 8/31/2000      18190.88        19518.18          19698.63            17060.46
 9/30/2000      17247.10        18381.08          18561.55            16229.76
10/31/2000      16537.17        17756.90          17906.56            15846.38
11/30/2000      15860.65        17007.29          17172.95            15252.13
12/31/2000      16587.28        17642.35          17813.74            15794.25
 1/31/2001      16862.90        17746.26          17904.81            15786.10
 2/28/2001      15668.55        16501.04          16624.28            14602.66
 3/31/2001      14541.01        15340.90          15399.24            13629.23
 4/30/2001      15660.20        16273.95          16402.89            14576.35
 5/31/2001      15225.89        15879.73          15979.19            14061.90
 6/30/2001      14683.00        15431.23          15432.18            13486.83
 7/31/2001      14591.13        15030.11          15033.47            13241.44
 8/31/2001      14465.85        14728.71          14666.55            12905.88
 9/30/2001      12954.11        13123.94          13090.58            11598.68
10/31/2001      13296.55        13479.40          13424.16            11895.75
11/30/2001      13822.73        13982.69          13944.95            12334.26
12/31/2001      14169.56        14232.10          14145.04            12407.54
 1/31/2002      13679.79        13657.66          13566.84            11748.27
 2/28/2002      13933.12        13849.10          13661.19            11830.68
 3/31/2002      14693.11        14581.67          14383.43            12528.08
 4/30/2002      14743.77        14683.97          14457.25            12553.27
 5/31/2002      14887.33        14893.91          14628.77            12712.33
 6/30/2002      14414.45        14306.00          14056.88            12206.30
 7/31/2002      12953.58        12877.78          12663.68            11001.30
 8/31/2002      13029.58        12888.05          12636.72            10976.32
 9/30/2002      12058.48        11500.02          11298.52             9797.54
10/31/2002      12776.25        12096.88          11833.81            10324.11
11/30/2002      13012.69        12669.57          12357.06            10792.67
12/31/2002      12883.48        12264.15          11951.24            10429.78
 1/31/2003      12338.51        11814.98          11486.44             9994.36
 2/28/2003      12040.48        11465.14          11211.94             9764.99
 3/31/2003      11929.78        11184.36          10979.41             9573.13
 4/30/2003      13070.82        12291.64          11992.42            10511.41
 5/31/2003      13743.52        13081.17          12721.15            11148.32
 6/30/2003      13939.37        13390.24          13009.83            11417.73
 7/31/2003      14084.13        13765.69          13327.31            11694.12
 8/31/2003      14245.92        14162.89          13669.50            11976.52
 9/30/2003      14612.07        14447.11          13956.52            12345.71
10/31/2003      15301.80        15308.43          14797.71            13115.21
11/30/2003      15804.20        15615.92          15090.83            13406.79
12/31/2003      16993.65        16678.63          16163.80            14454.19
 1/31/2004      17259.71        17037.04          16449.87            14658.58
 2/29/2004      17731.75        17426.57          16810.20            14996.96
 3/31/2004      17611.60        17511.50          16868.85            15081.35
 4/30/2004      17397.03        16989.57          16362.43            14740.19
 5/31/2004      17542.94        16979.93          16374.12            14771.36
 6/30/2004      17809.00        17322.00          16695.24            15113.80
 7/31/2004      17233.96        16754.73          16145.57            14623.31
 8/31/2004      17276.87        16843.85          16239.15            14687.89
 9/30/2004      17757.50        17292.44          16711.50            15071.76
10/31/2004      18298.21        17840.73          17243.90            15585.71
11/30/2004      19302.38        18985.20          18337.11            16650.42

                                 [END CHART]

                 DATA FROM 11/30/94 THROUGH 11/30/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund to the following benchmarks:

                 o The Lipper International Funds Index tracks the total
                   return performance of the 30 largest funds within the Lipper International Funds category.

                 o The Lipper International Funds Average is an average
                   performance level of all international funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Morgan Stanley Capital International Europe, Australia
                   and Far East (MSCI-EAFE) Index is an unmanaged index that reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

DAVID R. MANNHEIM                              MARCUS L. SMITH
     MFS Investment Management                      MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA International Fund had a total return of 10.03% for the six-month period ended November 30, 2004. This compares to a 5.91% return for the Lipper International Funds Average, 6.62% for the Lipper International Funds Index, and 12.72% for the Morgan Stanley Capital International Europe, Australia and Far East (MSCI-EAFE) Index.

                                           * * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                    RATING(TM) OF 5 STARS IN THE FOREIGN LARGE GROWTH FUNDS
                 CATEGORY (175 FUNDS IN CATEGORY) AS OF NOVEMBER 30, 2004. THE
                OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                  AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-,
                  FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the foreign large growth funds category, the USAA International Fund received a Morningstar Rating of 5 stars for the three- and five-year periods among 175 and 130 funds, respectively, and 4 stars for the 10-year period among 46 funds through November 30, 2004. Ratings are based on risk-adjusted returns.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT WAS THE MARKET ENVIRONMENT DURING THE PERIOD?

                 It was a volatile period, highlighted by an escalation of geopolitical risk, dramatically rising oil prices, and uncertainty surrounding the U.S. presidential election. For U.S. investors in this Fund, the depreciation of the U.S. dollar was helpful as returns from overseas markets (with stronger currencies) were translated back into dollars.

WHAT WERE THE SPECIFIC HOLDINGS OR SECTORS THAT GREATLY DETRACTED FROM OR POSITIVELY AFFECTED PERFORMANCE?

                 Stock selection in leisure companies was a primary detractor of performance over the six-month period. One holding, British Sky Broadcasting Group plc (U.K.), fell sharply when it announced slower revenue growth and a capital expenditure plan that would further postpone margin improvement. We sold our entire position in August 2004. We also suffered when the Australia-based News Corp., Inc. "B" announced shareholder approval of a change in its country of domicile to the United States. Since News Corp., Inc. "B" would then no longer be an "international" stock, many international funds began to sell.

                 The stock of NOK Corp. (Japan), which among other businesses makes the flexible printed circuits used in mobile phones, fell when management lowered forecasts due to slower growth in the mobile phone business and the rising cost of raw materials. Our view is that this is a short-term problem, and we remain confident in the stock. Our cash position also held us back.
                 As a U.S.-based mutual fund, we had an average cash balance of 3% of assets in U.S. dollars during the period to handle the normal cash flow needs of any mutual fund. With higher stock prices overseas and the fall of the dollar, even this small 3% cash position had an impact on the Fund's total return.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-17.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 There were positive impacts on performance from the transportation sector, specifically from Canadian National Railway Co. (Canada). The stock gained sharply when the company reported better-than-expected third-quarter profits due to higher shipments, price increases, and the rebounding Canadian economy.

                 We also benefited from several holdings in the retail sector. Hennes & Mauritz AB "B" (Sweden), better known to U.S. shoppers as H&M, had better-than-expected sales thanks to good strategic placement of new stores. Esprit Holdings Ltd. (Hong
                 Kong) and Next plc (U.K.) were two other strong retail stocks.

WERE THERE ANY NEW PURCHASES OF NOTE?

                 We bought Japanese bank, Shinsei Bank Ltd., which came out of the temporary nationalization of the Long Term Credit Bank. Shinsei Bank Ltd. has cleaned up its balance sheet and is heavily capitalized. Also in Japan, we bought Nintendo Co., because we expect the new Nintendo DS (a Game Boy replacement) to do well.

WHAT'S YOUR OUTLOOK?

                 We believe the market as a whole can achieve earnings in the 8% to 10% range, and we're looking to invest in companies that we believe can reach the 11% to 12% range or better. We are focused on transparent companies with strong fundamentals, and believe a volatile market will favor money managers, such as MFS, who are good stock-pickers.

                 On behalf of everyone at USAA, we thank you for your continued support.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-17.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

               TOP 10 INDUSTRIES
               (% of Net Assets)

Pharmaceuticals                           8.8%

Diversified Banks                         8.1%

Regional Banks                            5.2%

Integrated Telecommunication
   Services                               5.1%

Wireless Telecommunication
   Services                               4.1%

Industrial Machinery                      4.0%

Household Products                        3.8%

Apparel Retail                            3.5%

Multi-Line Insurance                      3.4%

Electrical Components &
   Equipment                              3.1%

              TOP 10 EQUITY HOLDINGS
               (% of Net Assets)

Reckitt Benckiser plc                     3.8%

L'Air Liquide S.A.                        2.6%

Vodafone Group plc                        2.6%

Roche Holdings AG                         2.2%

Sandvik AB                                2.2%

Schneider Electric S.A.                   2.2%

Total S.A. ADR                            2.2%

UBS AG                                    2.2%

Diageo plc                                2.1%

Erste Bank der oesterreichischen
   Sparkassen AG                          2.0%

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-17.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                       ASSET ALLOCATION
                           11/30/04

                [PIE CHART OF ASSET ALLOCATION]

United Kingdom                                     19.9%
Japan                                              17.6%
France                                             13.9%
Switzerland                                         7.7%
Sweden                                              7.4%
Spain                                               4.8%
Canada                                              3.6%
Other*                                             32.4%

                       [END CHART]

                 *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY
                  MARKET INSTRUMENTS, (4.2%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (5.2%).

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-17.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES    SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              STOCKS (97.9%)

              AUSTRALIA (1.1%)
   592,715    QBE Insurance Group Ltd. (Property & Casualty Insurance)                     $  6,388
                                                                                           --------
              AUSTRIA (2.0%)
   220,260    Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)                11,182
                                                                                           --------
              BRAZIL (1.5%)
    85,550    Brasil Telecom Participacoes S.A. ADR (Preferred)
                 (Integrated Telecommunication Services)                                      3,190
   193,060    Companhia Vale Do Rio Doce ADR (Diversified Metals & Mining)                    4,792
                                                                                           --------
                                                                                              7,982
                                                                                           --------
              CANADA (3.6%)
   146,110    BCE, Inc. (Integrated Telecommunication Services)                               3,541
   139,071    Canadian National Railway Co. (Railroads)                                       8,062
   148,240    Encana Corp. (Oil & Gas Exploration & Production)                               8,444
                                                                                           --------
                                                                                             20,047
                                                                                           --------
              CAYMAN ISLANDS (0.8%)
 5,362,000    Hutchison Telecommunications International Ltd. (Wireless
                 Telecommunication Services)*                                                 4,378
                                                                                           --------
              FRANCE (13.9%)
   459,700    AXA S.A. (Multi-Line Insurance)                                                10,739
   132,660    Business Objects S.A. (Application Software)*                                   3,101
   294,460    Credit Agricole S.A. (Regional Banks)(a)                                        8,698
    83,334    L'Air Liquide S.A. (Industrial Gases)                                          14,375
    78,210    Sanofi-Synthelabo S.A. (Pharmaceuticals)(a)                                     5,874
   177,881    Schneider Electric S.A. (Electrical Components & Equipment)                    12,323
    83,135    Societe Television Francaise 1 (Broadcasting & Cable TV)                        2,641
   112,683    Total S.A. ADR (Integrated Oil & Gas)(a)                                       12,350
   220,110    Veolia Environnement S.A. (Multi-Utilities & Unregulated Power)                 6,925
                                                                                           --------
                                                                                             77,026
                                                                                           --------
              GERMANY (2.7%)
   184,310    Bayerische Motoren Werke AG (Automobile Manufacturers)                          7,766
   102,670    Schering AG (Pharmaceuticals)                                                   7,289
                                                                                           --------
                                                                                             15,055
                                                                                           --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES    SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              HONG KONG (1.4%)
 6,532,500    CNOOC Ltd. (Oil & Gas Exploration & Production)                              $  3,717
   776,500    Esprit Holdings Ltd. (Apparel Retail)                                           4,254
                                                                                           --------
                                                                                              7,971
                                                                                           --------
              HUNGARY (1.3%)
   121,000    OTP Bank Ltd. GDR (Regional Banks)                                              6,957
                                                                                           --------
              IRELAND (1.9%)
   370,520    Depfa Bank plc (Specialized Finance)                                            6,042
 2,473,710    Irish Life & Permanent plc (Other Diversified Financial Services)               4,199
                                                                                           --------
                                                                                             10,241
                                                                                           --------
              ITALY (1.5%)
   380,160    RAS S.p.A. (Multi-Line Insurance)                                               8,216
                                                                                           --------
              JAPAN (17.6%)
   310,000    Bridgestone Corp. (Tires & Rubber)                                              5,611
   223,000    Canon, Inc. (Electronic Equipment Manufacturers)                               11,167
   422,300    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                6,619
       903    KDDI Corp. (Integrated Telecommunication Services)                              4,452
    81,900    Kyocera Corp. (Electronic Equipment Manufacturers)                              5,762
    95,300    Murata Manufacturing Co. Ltd. (Electrical Components & Equipment)               4,976
   146,000    NOK Corp. (Auto Parts & Equipment)                                              4,229
    81,700    Nintendo Co. (Leisure Products)                                                 9,816
   146,200    Nitto Denko Corp. (Specialty Chemicals)                                         7,605
    57,400    Seiko Epson Corp. (Office Electronics)                                          2,345
   843,000    Sekisui Chemical Co. Ltd. (Homebuilding)                                        5,530
 1,063,000    Shinsei Bank Ltd. (Diversified Banks)(a)                                        7,097
    46,500    Tokyo Broadcasting System, Inc. (Broadcasting & Cable TV)                         736
 2,115,000    Tokyo Gas Co. Ltd. (Gas Utilities)                                              8,477
 1,150,000    Toray Industries, Inc. (Textiles)                                               5,055
   201,100    Toyota Motor Corp. (Automobile Manufacturers)                                   7,533
                                                                                           --------
                                                                                             97,010
                                                                                           --------
              KOREA (1.5%)
    20,000    Samsung Electronics Co. Ltd. (Semiconductors)                                   8,288
                                                                                           --------
              MEXICO (2.0%)
    86,430    America Movil S.A. de C.V. ADR "L" (Wireless Telecommunication Services)        4,037
   115,560    Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)                       7,196
                                                                                           --------
                                                                                             11,233
                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES    SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              NETHERLANDS (1.0%)
   412,540    Reed Elsevier N.V. (Publishing)                                              $  5,513
                                                                                           --------
              POLAND (0.3%)
   232,410    Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)*                 1,840
                                                                                           --------
              SINGAPORE (2.4%)
   491,000    DBS Group Holdings Ltd. (Diversified Banks)                                     4,733
 4,117,000    Singapore Telecommunications Ltd.
                 (Integrated Telecommunication Services)                                      5,954
   294,000    United Overseas Bank Ltd. (Diversified Banks)                                   2,440
                                                                                           --------
                                                                                             13,127
                                                                                           --------
              SPAIN (4.8%)
   573,540    Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)(a)                     9,414
   256,280    Iberdrola S.A. (Electric Utilities)                                             6,008
   609,011    Telefonica S.A. (Integrated Telecommunication Services)                        10,675
    11,543    Telefonica S.A. ADR (Integrated Telecommunication Services)                       606
                                                                                           --------
                                                                                             26,703
                                                                                           --------
              SWEDEN (7.4%)
   218,600    Atlas Copco AB "A" (Industrial Machinery)                                       9,602
 3,020,730    Ericsson LM "B" (Communications Equipment)*                                    10,041
   278,980    Hennes & Mauritz AB "B" (Apparel Retail)                                        8,942
   306,210    Sandvik AB (Industrial Machinery)                                              12,360
                                                                                           --------
                                                                                             40,945
                                                                                           --------
              SWITZERLAND (7.7%)
    22,640    Credit Suisse Group (Diversified Banks)                                           881
   135,520    Novartis AG (Pharmaceuticals)                                                   6,477
   115,370    Roche Holdings AG (Pharmaceuticals)                                            12,118
    13,460    Straumann AG (Health Care Supplies)                                             2,934
    27,612    Syngenta AG (Specialty Chemicals)                                               2,912
    44,030    Synthes, Inc. (Health Care Equipment)*                                          4,756
   153,669    UBS AG (Diversified Banks)                                                     12,388
                                                                                           --------
                                                                                             42,466
                                                                                           --------
              TAIWAN (0.3%)
 1,671,687    Compal Electronics, Inc. (Computer Hardware)                                    1,603
                                                                                           --------
              UNITED KINGDOM (19.9%)
 1,057,320    Amvescap plc (Investment Banking & Brokerage)                                   6,468
   259,190    AstraZeneca plc (Pharmaceuticals)                                              10,109

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                             MARKET
    NUMBER                                                                                    VALUE
 OF SHARES    SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   339,690    BG Group plc (Oil & Gas Exploration & Production)                            $  2,352
   226,650    BOC Group plc (Diversified Chemicals)                                           4,046
   332,380    Bunzl plc (Diversified Commercial Services)                                     2,830
   831,510    Diageo plc (Distillers & Vintners)                                             11,608
 2,014,230    Kingfisher plc (Home Improvement Retail)                                       11,064
   203,420    Next plc (Apparel Retail)                                                       6,223
   709,490    Reckitt Benckiser plc (Household Products)                                     20,879
   249,075    Royal Bank Scotland Group plc (Diversified Banks)                               7,639
 5,276,850    Vodafone Group plc (Wireless Telecommunication Services)                       14,291
   902,450    William Hill plc (Casinos & Gaming)                                             8,950
   424,120    Yell Group plc (Publishing)                                                     3,500
                                                                                           --------
                                                                                            109,959
                                                                                           --------
              UNITED STATES (1.3%)
   390,022    News Corp., Inc. "B" (Movies & Entertainment)                                   7,000
                                                                                           --------
              Total stocks (cost: $424,945)                                                 541,130
                                                                                           --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (4.2%)

              DISCOUNT NOTE
   $23,179    Federal Home Loan Bank(d), 1.90%(e), 12/01/2004 (cost: $23,179)                23,179
                                                                                           --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (5.2%)

              REPURCHASE AGREEMENTS (5.2%)(c)
    13,000    CS First Boston LLC, 2.06%, acquired on 11/30/2004 and due
                 12/01/2004 at $13,000 (collateralized by $13,290 of Freddie Mac
                 Discount Notes(d), 2.29%(g), due 1/03/2005; market value $13,262)           13,000
     9,500    Deutsche Bank Securities, Inc., 2.05%, acquired on 11/30/2004 and due 12/01/2004 at $9,500 (collateralized by $10,635 of Fannie Mae
                 Notes(d), 5.47%(f), due 4/25/2017; and $176,891 of Freddie Mac
                 Notes(d), 5.09%-5.51%(f), due 2/15/2022-11/15/2032; combined
                 market value $9,690)                                                         9,500
     1,000    Lehman Brothers, Inc., 2.05%, acquired on 11/30/2004 and due
                 12/01/2004 at $1,000 (collateralized by $1,025 of Fannie Mae
                 Discount Notes(d), 2.24%(g), due 2/09/2005; market value $1,020)             1,000

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL                                                                                   MARKET
    AMOUNT                                                                                    VALUE
     (000)    SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   $ 3,500    Merrill Lynch Government Securities, Inc., 2.04%, acquired on 11/30/2004 and due 12/01/2004 at $3,500 (collateralized by $3,580 of Federal Home Loan Bank Bonds(d), 3.70%, due
                7/28/2009; market value $3,575)                                            $  3,500
     1,500    Morgan Stanley & Co., Inc., 2.05%, acquired on 11/30/2004
                and due 12/01/2004 at $1,500 (collateralized by $1,535 of
                Fannie Mae Discount Notes(d), 2.16%(g), due 1/12/2005;
                market value $1,531)                                                          1,500
                                                                                           --------
                                                                                             28,500
                                                                                           --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.0%)(b,h)
   18,894     AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.93%                       19
   38,859     Merrill Lynch Premier Institutional Fund, 1.90%                                    39
                                                                                           --------
                                                                                                 58
                                                                                           --------
              Total short-term investments purchased with cash collateral
                from securities loaned (cost: $28,558)                                       28,558
                                                                                           --------
              TOTAL INVESTMENTS (COST: $476,682)                                           $592,867
                                                                                           ========

18

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of November 30, 2004.

         (b) Rate represents the money market fund annualized seven-day yield at November 30, 2004.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (d) U.S. government agency issues - securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Rate represents the discount rate at the purchase date.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

         (f) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2004.

         (g) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (h) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding November 30, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities on loan
      of $27,289) (identified cost of $476,682)                                   $592,867
   Cash                                                                                  1
   Cash denominated in foreign currencies (identified cost of $308)                    323
   Receivables:
      Capital shares sold                                                              571
      Foreign currency sold                                                            775
      Dividends and interest                                                         1,025
      Securities sold                                                                3,658
      Other                                                                              6
   Unrealized appreciation on foreign currency contracts held, at value                 24
                                                                                  --------
           Total assets                                                            599,250
                                                                                  --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                              28,558
      Securities purchased                                                          16,824
      Capital shares redeemed                                                          275
      Upon settlement of delayed trades                                                775
   Unrealized depreciation on foreign currency contracts held, at value                 17
   Accrued management fees                                                             357
   Accrued transfer agent's fees                                                         9
   Other accrued expenses and payables                                                  43
                                                                                  --------
           Total liabilities                                                        46,858
                                                                                  --------
              Net assets applicable to capital shares outstanding                 $552,392
                                                                                  ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                $393,411
   Accumulated undistributed net investment income                                   3,795
   Accumulated net realized gain on investments                                     38,941
   Net unrealized appreciation of investments                                      116,185
   Net unrealized appreciation on foreign currency translations                         60
                                                                                  --------
              Net assets applicable to capital shares outstanding                 $552,392
                                                                                  ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                  24,561
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $  22.49
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERNATIONAL FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $364)         $ 3,145
   Interest                                                      110
   Securities lending                                             69
                                                             -------
      Total income                                             3,324
                                                             -------
EXPENSES
   Management fees                                             1,932
   Administrative and servicing fees                             371
   Transfer agent's fees                                         525
   Custody and accounting fees                                   162
   Postage                                                        38
   Shareholder reporting fees                                     14
   Trustees' fees                                                  3
   Registration fees                                              22
   Professional fees                                              28
   Other                                                           7
                                                             -------
      Total expenses                                           3,102
   Expenses paid indirectly                                      (27)
                                                             -------
      Net expenses                                             3,075
                                                             -------
NET INVESTMENT INCOME                                            249
                                                             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                             13,269
      Foreign currency transactions                               (9)
   Change in net unrealized appreciation/depreciation of:
      Investments                                             35,654
      Foreign currency translations                               12
                                                             -------
         Net realized and unrealized gain                     48,926
                                                             -------
   Increase in net assets resulting from operations          $49,175
                                                             =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERNATIONAL FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MAY 31, 2004

                                                              11/30/2004    5/31/2004
                                                              -----------------------
FROM OPERATIONS
   Net investment income                                      $      249    $   3,764
   Net realized gain on investments                               13,269       37,376
   Net realized loss on foreign currency transactions                 (9)        (153)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 35,654       55,707
      Foreign currency translations                                   12          (33)
                                                              -----------------------
      Increase in net assets resulting from operations            49,175       96,661
                                                              -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               -       (2,281)
   Net realized gains                                                  -       (1,058)
                                                              -----------------------
      Distributions to shareholders                                    -       (3,339)
                                                              -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      55,106      167,465
   Reinvested dividends                                                -        3,186
   Cost of shares redeemed                                       (31,366)    (132,039)
                                                              -----------------------
      Increase in net assets from capital
         share transactions                                       23,740       38,612
                                                              -----------------------
   Net increase in net assets                                     72,915      131,934

NET ASSETS
      Beginning of period                                        479,477      347,543
                                                              -----------------------
      End of period                                           $  552,392    $ 479,477
                                                              =======================
   Accumulated undistributed net investment income:
      End of period                                           $    3,795    $   3,546
                                                              =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     2,634        9,100
   Shares issued for dividends reinvested                              -          164
   Shares redeemed                                                (1,519)      (7,344)
                                                              -----------------------
      Increase in shares outstanding                               1,115        1,920
                                                              =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the
         Fund). The Fund's primary investment objective is capital appreciation with current income as a secondary objective.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

                    1. Equity securities, except as otherwise noted, traded
                       primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                    2. Securities trading in various foreign markets may take
                       place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                       (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

                       NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                    3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                    4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                    5. Securities for which market quotations are not readily
                       available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

26

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

                 F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                    commissions that the Fund pays may be reimbursed and used to reduce the

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

                    Fund's expenses. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2004, brokerage commission reimbursements and custodian and other bank credits reduced the Fund's expenses by $26,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $27,000.

                 G. INDEMNIFICATIONS - Under the Trust's organizational
                    documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

                 H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

         redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended November 30, 2004, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2004.

         On November 17, 2004, the Trust's Board of Trustees approved, effective January 6, 2005, the termination of the $100 million line of credit with Bank of America and State Street and the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2005, in accordance with applicable tax law.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 2004, were $129,391,000 and $99,852,000, respectively.

         The cost of securities at November 30, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2004, were $122,158,000 and $5,973,000, respectively, resulting in net unrealized appreciation of $116,185,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

         At November 30, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                                     FOREIGN CURRENCY CONTRACTS TO BUY
-----------------------------------------------------------------------------------------------------------
                                              U.S. DOLLAR                                      UNREALIZED
EXCHANGE             CONTRACTS TO             VALUE AS OF             IN EXCHANGE             APPRECIATION
  DATE                 RECEIVE                11/30/2004            FOR U.S. DOLLAR          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
12/03/2004               226                   $   174                $   174                    $ -
                   Australian Dollar
12/02/2004               385                       325                    324                     (1)
                   Canadian Dollar
12/02/2004               479                       419                    419                      -
                     Swiss Franc
12/01/2004               435                       578                    577                     (1)
                         Euro
12/02/2004              2,553                    3,390                  3,385                     (5)
                         Euro
12/03/2004               318                       423                    422                     (1)
                         Euro
12/02/2004              1,580                    2,991                  3,012                     21
                    Pound Sterling
12/02/2004              2,698                      347                    347                      -
                   Hong Kong Dollar
12/01/2004              11,898                     116                    115                     (1)
                    Japanese Yen
12/03/2004             325,894                   3,166                  3,162                     (4)
                    Japanese Yen
12/01/2004              2,553                      775                    775                      -
                     Polish Zloty
12/03/2004              1,103                      350                    349                     (1)
                     Polish Zloty
12/02/2004               589                       187                    187                      -
                     Polish Zloty
12/02/2004              5,687                      847                    844                     (3)
                    Swedish Krona
12/03/2004               579                       354                    354                      -
                   Singapore Dollar
-----------------------------------------------------------------------------------------------------------
                                               $14,442                $14,446                    $ 4
-----------------------------------------------------------------------------------------------------------

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                     FOREIGN CURRENCY CONTRACTS TO SELL
-----------------------------------------------------------------------------------------------------------
                                              U.S. DOLLAR                                      UNREALIZED
EXCHANGE             CONTRACTS TO             VALUE AS OF             IN EXCHANGE             APPRECIATION
  DATE                 DELIVER                11/30/2004            FOR U.S. DOLLAR          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
12/03/2004               1,322                 $1,160                 $1,158                     $2
                      Swiss Franc
12/02/2004              49,776                    484                    483                      1
                      Japanese Yen
-----------------------------------------------------------------------------------------------------------
                                               $1,644                 $1,641                     $3
-----------------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2004, the Fund received securities-lending income of $69,000, which is net of the 20% income retained by MetWest. As of November 30, 2004, the Fund loaned securities having a fair market value of approximately $27,289,000 and received cash collateral of $28,558,000 for the loans. The cash collateral was invested in short-term investments, as noted in the Fund's portfolio of investments.

32

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           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager provides investment
                    management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Fund is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                    The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

                    period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                     ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                       AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------------
+/-1.00% to 4.00%                          +/-0.04%
+/-4.01% to 7.00%                          +/-0.05%
+/-7.01% and greater                       +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper International Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                    For the six-month period ended November 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $1,932,000, which included a performance adjustment of $76,000 that increased the base management fee of 0.75% by 0.03%.

                 B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFSIM), under which MFSIM directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the USAA International Fund, the USAA World Growth Fund, the USAA Life Investment Trust World Growth Fund, and the portion of the

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

                    USAA Cornerstone Strategy Fund that MFSIM manages (MFSIM Funds), plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million but not over $1 billion, and 0.220% of the aggregate average net assets of the MFSIM Funds over $1 billion. Prior to August 1, 2004, the Manager (not the Fund) paid MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the MFSIM Funds, plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million. For the six-month period ended November 30, 2004, the Manager paid MFSIM subadvisory fees of $1,542,000 for the MFSIM Funds in total, of which $629,000 was based on the average net assets of the USAA International Fund.

                 C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $371,000.

                 D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                    USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $525,000.

                 E. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                             YEAR ENDED MAY 31,
                                      ------------------------------------------------------------------------------------------
                                          2004              2004            2003            2002            2001            2000
                                      ------------------------------------------------------------------------------------------
Net asset value at beginning
   of period                          $  20.45          $  16.15        $  17.63        $  18.23        $  22.28        $  19.79
                                      ------------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                   .00(c)            .15             .11             .14             .16             .11
   Net realized and unrealized
      gain (loss)                         2.04              4.30           (1.46)           (.56)          (3.01)           3.70
                                      ------------------------------------------------------------------------------------------
Total from investment operations          2.04              4.45           (1.35)           (.42)          (2.85)           3.81
                                      ------------------------------------------------------------------------------------------
Less distributions:
   From net investment income                -              (.10)           (.13)           (.18)           (.11)           (.18)
   From realized capital gains               -              (.05)              -               -           (1.09)          (1.14)
                                      ------------------------------------------------------------------------------------------
Total distributions                          -              (.15)           (.13)           (.18)          (1.20)          (1.32)
                                      ------------------------------------------------------------------------------------------
Net asset value at end of period      $  22.49          $  20.45        $  16.15        $  17.63        $  18.23        $  22.28
                                      ==========================================================================================
Total return (%)*                         9.98             27.63           (7.63)          (2.22)         (13.84)          19.26
Net assets at end of period (000)     $552,392          $479,477        $347,543        $382,459        $419,236        $533,305
Ratio of expenses to
   average net assets (%)**               1.25(a,b)         1.31(b)         1.42(b)         1.32(b)         1.14(b)         1.11(b)
Ratio of net investment
   income to average
    net assets (%)**                       .10(a)            .91             .79             .78             .84             .73
Portfolio turnover (%)                   20.63             58.70          148.14           35.63           32.75           39.75

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2004, average net assets were $494,472,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.01%)            (.01%)          (.01%)             -               -               -
(c) Represents less than $0.01 per share.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2004, through November 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INTERNATIONAL FUND
NOVEMBER 30, 2004 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                          EXPENSES PAID
                                            BEGINNING               ENDING               DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE             JUNE 1, 2004-
                                          JUNE 1, 2004        NOVEMBER 30, 2004         NOVEMBER 30, 2004
                                          ---------------------------------------------------------------
         Actual                            $1,000.00             $1,099.80                   $6.53

         Hypothetical
           (5% return before expenses)      1,000.00              1,018.85                    6.28

         *Expenses are equal to the Fund's annualized expense ratio of 1.24%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 9.98% for the six-month period of June 1, 2004, through November 30, 2004.

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

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

             TRUSTEES    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING
(800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23410-0105                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    01/25/05
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01/25/05
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    01/25/05
         ------------------------------


*Print the name and title of each signing officer under his or her signature.